SEC Registration Nos.
2-56809 and 811-2633

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

Post-Effective Amendment No. 37             XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 37                    XX

                 First Variable Rate Fund for Government Income
           This filing relates to the addition of a new Class T only

               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4881

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__   Immediately upon filing                __ on (date)
pursuant to paragraph (b)                   pursuant to paragraph (b)

__   60 days after filing                   XX on February 26, 1999
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

FRONT COVER PAGE

                                   PROSPECTUS
                               February 28, 1999

                 First Variable Rate Fund for Government Income
                   Calvert First Government Money Market Fund
                                    Class T

                           Calvert Tax-Free Reserves
                               Money Market Fund
                                    Class T

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.









Table of Contents                           Page

About the Funds
     Investment goal                        _
     Investment strategies and risks        _
     Performance chart                      _
     Fees and expenses                      _
About the Advisor
     Management                             _
     Year 2000                              _
Shareholder Guide:
How to Buy Shares                           _
Other Calvert Group Features                _
Dividends, Capital Gains and Taxes          _
How to Sell Shares                          _
Financial Highlights                        _

Fundamental Goals - Investment Objectives

Calvert First Government Money Market Fund
Calvert First Government Money Market Fund ("CFGMMF") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, CFGMMF invests only in U.S. Government-backed obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. CFGMMF seeks to maintain a constant net asset value of $1.00 per share.

CFGMMF offers five classes: O, B, C and I, which are offered in separate prospectuses, and Class T, offered in this prospectus to investors with brokerage accounts at The Advisors Group, Ltd. ("TAG").

Calvert Tax-Free Reserves Money Market Fund
Calvert Tax-Free Reserves Money Market Portfolio ("CTFR MM") seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of CTFR MM. CTFR MM seeks to maintain a constant net asset value of $1.00 per share.

CTFR MM offers three classes: O and I, which are each offered in separate prospectuses, and Class T, offered in this prospectus to investors with brokerage accounts at TAG.

Principal Investment Strategies

CFGMMF assets are invested primarily in Top-Tier Securities, such as:
      obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, supported by the full faith and credit of the U.S. Government;
      Securities issued by the U.S. Government, its agencies and instrumentalities;
      repurchase agreements; and
      variable-rate demand notes.

CTFR MM assets are invested primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal income tax. At least 80% of CTFR MM's annual income will be tax-exempt from federal taxes. CTFR MM invests in:
      high quality variable and floating rate demand notes and/or municipal obligations;
      municipal bonds and notes and tax-exempt commercial paper;
      short-term fixed-rate obligations with remaining maturities of one year or less;

CFGMMF and CTFR MM (the "Funds"): Rule 2a-7 under the Investment Company Act of 1940 applies to every money market fund to ensure that a money market fund invests only in high quality obligations, takes minimal credit risks, and has a stable price per share. The Funds invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Risks of investing

The yield of each Fund will vary daily, depending on market interest rates, and tends to follow the same direction as the rates.

All fixed income instruments are subject to interest-rate risk; that is, if the market interest rates rise, the current price or value of a bond and the yield of CTFR MM will decline.

Dividends paid by each Fund will fluctuate as interest rates and net investment income fluctuate.

Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

Purchasing obligations for future delivery or on a "when-issued" basis may increase a Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.

There is no limitation on the percentage of CTFR MM's assets that may be invested in unrated obligations; such obligations may be less liquid than rated obligations of comparable quality.

The sudden credit deterioration of a holding could cause the yield or overall value of a Fund to decrease. The Fund limits the amount it invests in any one issuer to lessen exposure.

Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities and, consequently, of CTFR MM shares.

For liquidity purposes or pending the investment of the proceeds of the sale of its shares, CTFR MM may invest in and derive up to 20% of its income from taxable short-term money market type investments. Interest earned from such taxable investments will be taxable as ordinary income unless you are otherwise exempt from taxation.

An investment in the Funds is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Bar Charts and Performance Tables

The bar charts and tables below show the annual returns and its long-term performance by calendar year for Class O of each of the Funds. The charts shows how the performance has varied from year to year. The tables compare Class O returns over time to the Lipper U.S. Government Money Market Funds Index for CFGMMF, and the Lipper Tax-Exempt Money Market Funds Index for CTFRMM. Each index is a composite index of the annual return of mutual funds that have similar investment goals. Each Fund's past performance does not necessarily indicate how it will perform in the future. Please note that performance for Class T is not shown since it was not available for either Fund during the time periods shown.

Bar Chart - CFGMMF
1989          _.__%        1994         _.__%
1990          _.__%        1995         _.__%
1991          _.__%        1996         _.__%
1992          _.__%        1997         _.__%
1993          _.__%        1998         _.__%

Best Quarter (of periods shown)       Q_ '__     _.__%
Worst Quarter (of periods shown)      Q_ '__     _.__%

Bar Chart - CTFR MM
1989          _.__%        1994         _.__%
1990          _.__%        1995         _.__%
1991          _.__%        1996         _.__%
1992          _.__%        1997         _.__%
1993          _.__%        1998         _.__%

Best Quarter (of periods shown)       Q_ '__     _.__%
Worst Quarter (of periods shown)      Q_ '__     _.__%

Average annual total returns for the periods ended December 31, 1998

                                    1 year     5 years    10 years
Calvert First Government Class O    __%        __%        __%
Lipper U.S. Government Money
Market Funds Index                  __%        __%        __%

                                    1 year     5 years    10 years
CTFR Money Market Class O           __%        __%        __%
Lipper Tax-Exempt Money
Market Funds Index                  __%        __%        __%

For current yield information, call 1-800-368-2745, or visit Calvert's website at: www.calvertgroup.com.

Fees and Expenses of the Funds
These tables describe the fees and expenses you may pay if you buy and hold shares of Class T of each Fund.

A.   Shareholder Fees
     (fees paid directly from your investment)
                                                      CFGMMF         CTFR MM
     Maximum Sales Load on Purchases                  None           None
     Maximum Deferred Sales Load                      None           None
     Maximum Sales Load on Reinvested Dividends       None           None
     Redemption Fees                                  None           None
     Exchange Fee                                     None           None

B.   Estimated Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)
                                                      CFGMMF         CTFR MM
     Management Fees                                  0.50%          0.46%
     Rule 12b-1 and/or Service Fees                   0.25%          0.25%
     Other Expenses                                   0.19%          0.14%
     Total Fund Operating Expenses                    0.94%          0.85%

C.   Example:

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

               You invest $10,000 in Class T of a Fund for the time periods indicated;
               You redeem all shares at the end of the periods;
               Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

         Although your actual costs may be higher or lower, under these assumptions your costs would be:

               1 Year      3 Years      5 Years      10 Years

CFGMMF         $87         $271         $471         $1,049

CTFR MM        $96         $300         $520         $1,155

Management and Advisory Fees

Calvert Asset Management Company, Inc. ("CAMCO") is the investment advisor for each Fund. CAMCO has been managing mutual funds since 1976, and is a subsidiary of Calvert Group, Ltd. CAMCO currently advises 25 Calvert funds, including the first and largest family of socially screened funds. CAMCO is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1998, it had over $6 billion in assets under management.

CAMCO provides the Funds with investment supervision and management; administrative services and office space; and furnishes executive and other personnel to the Funds. CAMCO also pays the salaries and fees of all Trustees who are affiliated persons. CAMCO may pay certain advertising and promotional expenses of the Funds. Pursuant to the Investment Advisory Agreement, CAMCO is entitled to an annual advisory fee of 0.25% of the average daily net assets of CFGMMF. The CTFR MM Investment Advisory Agreement entitles CAMCO to receive an annual advisory fee of 0.25% of the first $500 million of average daily net assets, 0.20% of the next $500 million, and 0.15% on assets of $1 billion or more. CAMCO may voluntarily waive a portion of its advisory fee.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, Calvert and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities, just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert has been reviewing all of its computer systems for Y2K compliance. CAMCO, the underwriter, transfer agent, and custodians have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K. Each of the entities named expects that their systems and those of their outside service providers will be Y2K compliant, and the Funds do not anticipate a negative impact. For more information, please visit our website at www.calvertgroup.com.

--------------------------------------------------------------------------------
                               SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

HOW TO BUY SHARES

Please contact your local office of The Advisors Group, Ltd. ("TAG") to open your money market account. All transactions will be processed electronically through the National Financial Proprietary Money Market Sweep Program on behalf of TAG.

There is no minimum for initial investments and no minimum for subsequent investments, provided you have a TAG brokerage account.

Because you are purchasing shares through a program of services offered by TAG, a registered broker/dealer and investment advisor, you should read the TAG program materials together with this Prospectus. Certain account features have been modified for this program, and TAG may impose charges for their services.

Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Each Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but no purchases may be made due to the closure of the banking system.

When Your Account Will Be Credited
Your purchase will be processed at the NAV calculated after your order is received and accepted. Electronic sweeps into an account begin earning dividends the next business day.

Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund accrues dividends daily from its net investment income, and pays the dividends monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check).

Federal Taxes
In January, TAG will mail Form 1099-DIV, indicating taxable dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

Other Tax Information
In addition to federal taxes for Calvert First Government Money Market Fund, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Funds are open for business, provided the amount requested is not on hold. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted. You will receive dividends through the date the request is received and processed. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but redemptions cannot be made due to the closure of the banking system.

BY TELEPHONE
You may redeem shares from your account by telephone and have your money sent by check, electronically transferred, or wired to a bank you have previously authorized by contacting your local office of TAG.

CHECKWRITING
Checkwriting will be offered through TAG. The checkwriting features vary, depending on what you choose when you open the money market sweep account with TAG. Please see the TAG program materials for information.

--------------------------------------------------------------------------------

                              To Open an Account:
                                  800-777-1500

                            Performance and Prices:
                                  800-777-1500

                         Service for Existing Accounts:
                                  800-777-1500

                            Registered, Certified or
                                Overnight Mail:
                            The Advisors Group, Ltd.
                             7315 Wisconsin Avenue
                            Bethesda, Maryland 20814

                             PRINCIPAL UNDERWRITER
                           Calvert Distributors, Inc.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814

Outside Back Cover Page

Statements of Additional Information ("SAIs") (dated February 28, 1999) for the Funds have been filed with the Securities and Exchange Commission and is incorporated by reference. Additional information about each Fund's investments is available in each Fund's annual and semi-annual reports to shareholders. The SAIs and each Fund's annual and semi-annual reports are available, without charge and upon request, from the Funds at 800-368-2750.


Information about the Funds (including the SAIs) can be reviewed at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, by payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


811-2633 First Variable Rate Fund

811-3101 Calvert Tax-Free Reserves

                           First Variable Rate Fund:
                   Calvert First Government Money Market Fund

                      Statement of Additional Information
                               February 28, 1999


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore
6th Floor
Kansas City, Missouri 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers
250 West Pratt Street
Baltimore, Maryland 21201



     TABLE OF CONTENTS

     Investment Objective and Strategy                       1
     Investment Restrictions                                 2
     Dividends and Distributions                             2
     Tax Matters                                             2
     Net Asset Value                                         3
     Calculation of Yield                                    4
     Advertising                                             4
     Purchases and Redemption of Shares                      4
     Trustees and Officers                                   5
     Investment Advisor                                      7
     Administrative Services                                 8
     Transfer and Shareholder Servicing Agent                8
     Portfolio Transactions                                  8
     Independent Accountants and Custodians                  9
     Method of Distribution                                  9
     General Information                                    10

STATEMENT OF ADDITIONAL INFORMATION-February 28, 1999

                           FIRST VARIABLE RATE FUND:
                   CALVERT FIRST GOVERNMENT MONEY MARKET FUND
         4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

New Account Information
         (800) 368-2748
         (301) 951-4820

Shareholder Services
         (800) 368-2745

Broker Services
         (800) 368-2746
         (301) 951-4850

TDD for the Hearing- Impaired
         (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the First Variable Rate Fund Calvert First Government Money Market Fund (the "Fund") Prospectus, dated February 28, 1999 for Class T, March 31, 1998 for Classes O, B, and C, and September 15, 1998 for the Institutional Class, which may be obtained free of charge by writing or calling the Fund at the telephone numbers listed above.

     The audited financial statements included in the Fund's Annual Report to Shareholders dated December 31, 1998 are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

         In pursuing its objective of earning the highest possible yield consistent with safety, liquidity, and preservation of capital, the Fund invests solely in debt obligations issued or guaranteed by the United States, its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations ("U.S. Government-backed obligations"). The Fund may invest in U.S. Government-backed obligations subject to repurchase agreements with recognized securities dealers and banks.
         The Fund engages in repurchase Agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. If the seller were to become bankrupt, the Fund might realize a loss if the value of the underlying security did not equal or exceed the repurchase price. In order to minimize the risk of investing in repurchase agreements, the Fund engages in such transactions only with recognized securities dealers and banks and in all instances holds underlying securities with a value equal to the total repurchase price such dealer or bank has agreed to pay. Repurchase agreements are always for periods of less than one year and no more than 10% of the Fund's assets may be invested in repurchase agreements not terminable within seven days.
         Although all the securities purchased by the Fund are Government-backed as to principal or secured by such securities, some of the types of Government securities the Fund buys may be sold at a premium which is not backed by a Government guarantee. The premiums are amortized over the life of the security; however, if a security should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.
         In the Government-guaranteed loan market, most purchases of new issues are made under firm (forward) commitment agreements. Purchases of long-term fixed rate debt securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. Forward commitment agreements for variable rate securities, unlike such agreements for fixed rate securities, are stable in value; the Fund's Advisor believes the risk of loss under forward commitment agreements involving variable rate obligations to be insignificant.
         All the Fund's investments maturing in more than one year will have a variable rate feature under which the yield is adjusted periodically based upon changes in money market rates such as prime. Such adjustments will be made at least semi-annually. Variable rate securities minimize the wide fluctuations in capital value that represent the traditional drawback to such long-term investments; but this also means that should interest rates decline, the amount of return paid by the Fund will decline and the Fund will forego the opportunity of capital appreciation on its portfolio securities.
         The foregoing objective and policies may not be altered without the prior approval of the holders of a majority of the outstanding shares of the Fund. There is, of course, no assurance that the Fund will be successful in meeting the above investment objective.
         The Fund does not intend to concentrate 25% or more of the value of its total assets in any one industry, except that the Fund reserves the freedom of action to concentrate its investments in government securities and certain bank instruments as detailed above.

--------------------------------------------------------------------------------
                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Fundamental Investment Restrictions
         The   Fund   has   adopted   the   following   fundamental   investment
restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

         (1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
         (2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
         (3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
         (4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
         (5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
         (6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions
         The  Board  of  Trustees  has  adopted  the  following   nonfundamental
investment  restrictions.   A  nonfundamental   investment  restriction  can  be
changed by the Board at any time without a shareholder vote.

         (1) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.
         (2) The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.
         (3) The Fund may not sell securities short.
         (4) The Fund may not write or purchase put or call options.

--------------------------------------------------------------------------------
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue or market discount or premium), less expenses. Realized and unrealized gains and losses are not included in net investment income. Net short-term capital gains will be distributed once each year, although the Fund may distribute them more frequently if necessary in order to maintain the Fund's net asset value at
$1.00 per share. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available loss carryovers, if any, have been used or have expired. Dividends and distributions may differ among the classes.
         Purchasers of Fund shares begin receiving dividends from the date federal funds are received by the Fund. Purchases by bank wire received by the Fund's custodian prior to 12:30 p.m., Eastern time, represent immediately available federal funds. Shareholders redeeming shares by telephone, electronic funds transfer or written request will receive dividends through the date that the redemption request is received; shareholders redeeming shares by draft will receive dividends up to the date such draft is presented to the Fund for payment.

--------------------------------------------------------------------------------
                                  TAX MATTERS
--------------------------------------------------------------------------------

         In 1997, the Fund did qualify and in 1998, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Fund will not be subject to federal income taxes, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and net capital gains.
         Dividends of net investment income and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. Net long-term capital gain distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the
United States. Whether such realized securities gains and losses are long-or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
         The Fund is required to withhold 31% of any dividends (including long-term capital gain dividends, if any) if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld.
         Shareholders exempt from backup withholding include: corporations; financial institutions, tax-exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to backup withholding but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. The law of the states varies concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

--------------------------------------------------------------------------------
                                NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share of the Fund, the price at which shares are redeemed (and, for Class B or C, less any applicable contingent deferred sales charge, "CDSC"), is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding. Net asset value is calculated separately for each class. It is determined every business day at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be appropriate or necessary. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The Fund's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value its assets at amortized cost if the Fund maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of 13 months or less. Rule 2a-7 further requires, as a condition of its use, that the Fund invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using  available  market  quotations  or  equivalents  deviates  from  $1.00 per share. If such deviation exceeds l/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

Net Asset Value and Offering Price Per Share, December 31, 1997
          ($232,024,778/232,513,728 shares) $1.00

--------------------------------------------------------------------------------
                              CALCULATION OF YIELD
--------------------------------------------------------------------------------

         Yield is calculated separately by class by dividing the net change exclusive of capital changes in the value of a share during a particular base period by the net asset value per share at the beginning of such period and annualizing the result. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Fund's effective yield for a seven-day period is its annualized compounded average yield during the period, calculated according to the following formula:

             Effective yield = [(Base period return + 1)365/7] - 1

For the seven day period ended December 31, 1998, the Fund's yield and effective yield were as follows:

                      Yield                 Effective Yield
Class O               _.__%                 _.__%
Class B               _.__%                 _.__%
Class C               _.__%                 _.__%
Class I               _.__%                 _.__%
Class T               N/A                   N/A

         The Fund's yield fluctuates in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective. No yield is presented for Class T because it was not offered as of the fiscal year ending December 31, 1998.

--------------------------------------------------------------------------------
                                  ADVERTISING
--------------------------------------------------------------------------------

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1998). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

--------------------------------------------------------------------------------
                       PURCHASES AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares"). Certain Class B and C Shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (See Prospectus, "Calculation of Contingent Deferred Sales Charge").
         Class O shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. The draft  writing  service  is not  available  for Class B, C, I, or T Shares.  The draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for uncollected or insufficient funds, and will charge $25 for stop payments. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.
         When  a  payable  through  draft  is  presented  to the  Custodian  for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft may be returned. Drafts presented for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.
         Existing shareholders, other than Class T, who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or credit union. Further documentation may be required from corporations, fiduciaries, and institutional investors. Class T shareholders should contact their broker, The Advisors Group, Ltd.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

--------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund, Inc. and Calvert World Values Fund, Inc. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
         CHARLES E. DIEHL,  Trustee.  Mr.  Diehl is a  self-employed  consultant and is Vice President and Treasurer Emeritus of the George Washington University. He has retired from University Support Services, Inc. of Herndon, Virginia. Formerly, he was a Director of Acacia Mutual Life Insurance Company, and is currently a Director of Servus Financial Corporation. DOB: 10/13/22.
Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman is managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. He is also a Chartered Financial Analyst and an accredited senior business appraiser. DOB: 12/08/32. Address:
3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc.
        Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings
(1) that the  Community  Bankers  Mutual  Fund's  prospectus  and  statement  of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) that the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) that the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds. DOB: 05/15/48.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Ms. Krumsiek is the
President of each of the investment companies, except for Calvert Social Investment Fund, of which she is the Senior Vice President. Prior to joining Calvert Group, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc. DOB: 08/09/52.
         M.  CHARITO  KRUVANT,  Trustee.  Ms.  Kruvant is  President  and CEO of
Creative  Associates  International,  Inc.,  a firm  that  specializes  in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank.
DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB:
09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. He is the Senior Vice President of First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Municipal Fund, Inc., Calvert Cash Reserves, and The Calvert Fund. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. Mr. Silby is
Executive Chairman of Group Serve, Inc., an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM  M.  TARTIKOFF,   Esq.,  Vice  President  and  Secretary.   Mr.
Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         IVY WAFFORD  DUKE,  Esq.,  Assistant  Secretary.  Ms. Duke is Assistant
Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

         The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above named trustees and officers is a trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the Trustees, Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the Directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the Directors, and Calvert New World Fund, Inc., of which only and Ms. Krumsiek and Mr. Martini are among the Directors.
         The Board's Audit Committee is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         During fiscal 1998, trustees of the Fund not affiliated with the Fund's Advisor were paid $_______. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1,500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis.

                           Trustee Compensation Table

Fiscal Year 1998      Aggregate         Pension or        Total Compensation
                      Compensation      Retirement        from Benefits
(unaudited numbers)   from Registrant   Accrued as        Registrant and Fund
                      for Service       part of           Complex paid to
                      as Trustee        of Registrant     Trustee**
                                        Expenses*

Name of Trustee

Richard L. Baird, Jr. $_,___            $0                $__,___
Frank H. Blatz, Jr.   $_,___            $0                $__,___
Frederick T. Borts    $_,___            $0                $__,___
Charles E. Diehl      $_,___            $_,___            $__,___
Douglas E. Feldman    $_,___            $0                $__,___
Peter W. Gavian       $_,___            $_,___            $__,___
John G. Guffey, Jr.   $_,___            $0                $__,___
M. Charito Kruvant    $_,___            $_,___            $__,___
Arthur J. Pugh        $_,___            $_,___            $__,___
D. Wayne Silby        $_,___            $0                $__,___

*Messrs. Blatz, Diehl, Gavian and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 1998, total deferred compensation, including dividends and capital appreciation, was $___,___.__, $___,___.__, $___,___.__, $___,___.__, and $___,___.__, for each trustee, respectively.
**As of December 31, 1998. The Fund Complex consists of nine (9) registered investment companies.

--------------------------------------------------------------------------------
                               INVESTMENT ADVISOR
--------------------------------------------------------------------------------

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C.
         The Advisory Contract (the "Contract") between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Contract, interested persons of parties to the Contract, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to the fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, effective with the commencement of the Institutional Class (September 1998), the Advisor receives a fee of 0.25% of the first $500 million of the average daily net assets of the Fund, 0.225% of the next $400 million of such assets, 0.20% of the next $400 million of such assets, 0.175% of the next $700 million of such assets, and 0.15% on all assets in excess of $2 billion. Such fee is payable monthly.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. However, the Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and extraordinary items) exceeding, on a pro rata basis, 1% of the Fund's average daily net assets.
         The advisory fees paid to the Advisor under the Advisory Contract for the 1996, 1997, and 1998 fiscal years were $1,238,849, $1,206,618, and
$__________, respectively. No expense reimbursements have been required under the Contract.

--------------------------------------------------------------------------------
                            ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

         Calvert Administrative Services Company ("CASC"), a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Effective with the commencement of the Institutional Class (September 1998), Classes O, B, and C pay an annual rate of 0.25%, while the Institutional Class pays an annual rate of 0.05%, based on average daily net assets. Class T pays an annual rate of _.__%. There were no administrative services fees paid by the Fund in the 1997 fiscal year. During fiscal year 1998, the Fund paid $________ in administrative fees.

--------------------------------------------------------------------------------
                    TRANSFER AND SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For its fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid fees of $561,279, $447,044, and $_______, respectively.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         It is intended that all securities maturing in more than one year will be held to maturity. Sales of securities to facilitate the redemption of Fund shares is contemplated, but such sales will be primarily from the short-term instruments in the Fund's portfolio on which brokerage charges, if any, are minimal. The Fund anticipates that its portfolio turnover rate with respect to securities with maturities in excess of one year will be no more than 5%.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase of sale of portfolio securities with dealers who provide it with statistical, research, or other information and services. Although any statistical, research, or other information and services provided by dealers may be useful to the Advisor, the dollar value of such information is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any broker-dealer that provided the Fund's Advisor with research or other services.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.

--------------------------------------------------------------------------------
                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

         PricewaterhouseCoopers, L.L.P. has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, currently serves as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Portfolio's cash assets. Neither custodian has any part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.

--------------------------------------------------------------------------------
                             METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee from the Fund paid through the Distribution Plans of Class B, C, and T. Class O and the Institutional Class have no Distribution Plans. For Class B and Class C shares, CDI receives any CDSC paid.
         Pursuant  to Rule  12b-1  under  the 1940  Act,  Class B, C, and T have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and C, respectively, and 0.25% of Class T.
         The Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the affected Class and its shareholders.
         The  Plans  may  be   terminated   by  vote  of  a   majority   of  the
non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio. Any change in the Plans that would materially increase the cost to the affected Class of Portfolio requires approval of the shareholders of that class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and
(ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolio.
         Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Portfolio. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

         The Fund is organized as a Massachusetts business trust, and has one series, the Calvert First Government Money Market Fund which was known as First Variable Rate Fund prior to September 1, 1991. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         The Fund  offers  five  separate  classes of shares:  Class O, Class B,
Class C, offered in one prospectus; the Institutional Class, offered in a separate prospectus, and Class T, also offered by a separate prospectus. The classes represent interests in the same portfolio of investments but, as further described in the prospectuses, each class may be subject to differing sales charges and expenses, which will result in different dividends and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets available for distribution.
         The Fund will send its shareholders periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectuses and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

PART C. OTHER INFORMATION


Item 23. Exhibits

         1. Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 11, May 1, 1984).

         2. By-Laws (incorporated by reference to Registrant's
         Post-Effective Amendment No. 11, May 1, 1984).

         4. Specimen Stock Certificate, (incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 30, 1992).

         5. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 11, May 1, 1984).

         6. Underwriting and Dealer Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         7. Trustees' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 30, 1992).

         8. Custodial Contract, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         9. Transfer Agency Contract, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

         15. Plan of Distribution, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         18. Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3, filed herewith.


Item 24. Persons Controlled By or Under Common Control With Registrant

         Not Applicable.

Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------

Charles T. Nason           Acacia Life Insurance                  Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Mutual Life Insurance           Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Janet Haley                Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

         (c)      Inapplicable.


Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 14th day of January, 1999.

FIRST VARIABLE RATE FUND

         By:
         ________________**________________
         Barbara J. Krumsiek
         President and Trustee

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                           Title                     Date


__________**____________            President and             1/14/99
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting      1/14/99
Ronald M. Wolfsheimer               Officer


__________**____________            Trustee                   1/14/99
Richard L. Baird, Jr.


__________**____________            Trustee                   1/14/99
Frank H. Blatz, Jr., Esq.


__________**____________            Trustee                   1/14/99
Frederick T. Borts, M.D.


__________**____________            Trustee                   1/14/99
Charles E. Diehl


__________**____________            Trustee                   1/14/99
Douglas E. Feldman


__________**____________            Trustee                   1/14/99
Peter W. Gavian


__________**____________            Trustee                   1/14/99
John G. Guffey, Jr.


__________**____________            Trustee                   1/14/99
M. Charito Kruvant


__________**____________            Trustee                   1/14/99
Arthur J. Pugh


__________**____________            Trustee                   1/14/99
David R. Rochat


__________**____________            Trustee                   1/14/99
D. Wayne Silby


**By Katherine Stoner as Attorney-in-fact, pursuant to Power of Attorney Forms on file.